Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Foreign Currency Exchange Gains and Losses Included in Other Income (Expense), Net

Foreign currency exchange gains and losses included in other income (expense), net were as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Exchanges (losses) gains, net	$(14.4)	$21.8	$66.8

Percentage of Inventories Determined Using LIFO Method

The table below shows the percentage of inventories determined using the LIFO method and the amount by which the LIFO cost is less than the current cost for each period (amounts in millions).

	December 31,
	2012	2011
Percent using LIFO method	45%	47%
Amount less than current cost	$17.9	$15.8

Total Advertising Expense, Including Amortization of Capitalized Direct-Response Advertising Costs

The table below shows total advertising expense, including amortization of capitalized direct-response advertising costs, for each of the reporting periods (in millions).

	Year Ended December 31,
	2012	2011	2010
Advertising expense	$16.8	$23.5	$21.8